Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Benefit Obligations Fair Value of Plan Assets and Funded Status
The following table sets forth the projected benefit obligations, fair value of plan assets, and funded status of the Company’s plans as of December 31:

	Pension benefits		OPEB
	2017	2016	2017	2016
Change in projected benefit obligation
Projected benefit obligation, beginning of year	$247,215	$194,640	$61,888	$55,321
Projected benefit obligation assumed from business combination	256,486	45,099	97,761	6,891
Modifications to pension plan	—	(2,217)	—	(994)
Service cost	13,767	6,364	4,838	2,200
Interest cost	21,171	9,833	6,642	2,659
Actuarial (gain) loss	35,696	5,451	10,263	(2,165)
Contributions from retirees	—	—	1,821	413
Gain on curtailment	(849)	—	(4)	—
Benefits paid	(49,774)	(11,955)	(6,234)	(2,437)
Gain on foreign exchange	31	—	—	—
Projected benefit obligation, end of year	$523,743	$247,215	$176,975	$61,888
Change in plan assets
Fair value of plan assets, beginning of year	176,040	127,291	21,701	13,113
Plan assets acquired in business combination	184,510	31,280	91,532	7,465
Actual return on plan assets	63,250	12,994	19,733	1,398
Employer contributions	29,919	16,430	2,068	1,749
Benefits paid	(49,774)	(11,955)	(4,547)	(2,024)
Fair value of plan assets, end of year	$403,945	$176,040	$130,487	$21,701
Unfunded status	$(119,798)	$(71,175)	$(46,488)	$(40,187)
Amounts recognized in the consolidated balance sheets consists of:
Non-current assets	—	—	3,936	—
Current liabilities	(861)	(326)	(1,172)	(926)
Non-current liabilities	(118,937)	(70,849)	(49,252)	(39,261)
Net amount recognized	$(119,798)	$(71,175)	$(46,488)	$(40,187)

Amounts Recognized in Accumulated Other Comprehensive loss
In conjunction with the plan amendments, the assets and projected benefit obligations of amended plans were revalued at the closest month-end date which resulted in an actuarial loss of $8,204 recorded in OCI.

Change in AOCI (before tax)	Pension		OPEB
	Actuarial losses (gains)	Past service gains	Actuarial losses (gains)	Past service gains
Balance, January 1, 2016	$25,389	$(3,977)	$(1,192)	$—
Additions to AOCI	3,665	(2,217)	(2,610)	(994)
Amortization in current period	(1,482)	577	(59)	262
Balance at December 31, 2016	$27,572	$(5,617)	$(3,861)	$(732)
Additions to AOCI	(2,652)	—	(3,066)	—
Reclassification to regulatory accounts	1,136	—	3,515	—
Amortization in current period	(928)	622	230	262
Balance at December 31, 2017	$25,128	$(4,995)	$(3,182)	$(470)
Expected amortization in 2018	$(359)	$622	$170	$262

Weighted Average Assumptions Used to Determine Net Benefit Obligation
Weighted average assumptions used to determine net benefit obligation for 2017 and 2016 were as follows:

	Pension benefits		OPEB
	2017	2016	2017	2016
Discount rate	3.43%	3.95%	3.60%	4.04%
Rate of compensation increase	3.00%	3.00%	N/A	N/A
Health care cost trend rate
Before Age 65			6.25%	6.25%
Age 65 and after			6.25%	6.25%
Assumed Ultimate Medical Inflation Rate			4.75%	4.75%
Year in which Ultimate Rate is reached			2024	2023
Weighted average assumptions used to determine net benefit cost for 2017 and 2016 were as follows:

	Pension benefits		OPEB
	2017	2016	2017	2016
Discount rate	4.01%	4.16%	4.12%	4.23%
Expected return on assets	7.01%	6.41%	3.88%	5.50%
Rate of compensation increase	3.00%	3.00%	N/A	N/A
Health care cost trend rate
Before Age 65			6.25%	6.50%
Age 65 and after			6.25%	6.50%
Assumed Ultimate Medical Inflation Rate			4.75%	4.75%
Year in which Ultimate Rate is reached			2023	2023

Effect of One Percent Change in Assumed Health Care Cost Trend Rate (HCCTR)
The effects on total service and interest cost of a one percent change in HCCTR excludes the effects of Empire.

2017
Effect of a 1 percentage point increase in the HCCTR on:
Year-end benefit obligation	$30,329
Total service and interest cost	739
Effect of a 1 percentage point decrease in the HCCTR on:
Year-end benefit obligation	$(23,960)
Total service and interest cost	(589)

Components of Net Benefit Costs For Pension Plans and OPEB Recorded as Part of Administrative Expenses
The following table lists the components of net benefit costs for the pension plans and OPEB recorded as part of operating expenses in the consolidated statements of operations. The employee benefit costs related to businesses acquired are recorded in the consolidated statements of operations from the date of acquisition.

	Pension benefits		OPEB
	2017	2016	2017	2016
Service cost	$13,767	$6,364	$4,838	$2,200
Interest cost	21,171	9,833	6,642	2,659
Expected return on plan assets	(24,842)	(11,208)	(6,404)	(954)
Amortization of net actuarial loss (gain)	1,140	1,482	(230)	60
Amortization of prior service credits	(622)	(577)	(262)	(262)
Gain on curtailments and settlements	(1,060)	—	(4)	—
Amortization of regulatory assets/liability	11,695	3,545	391	1,110
Net benefit cost	$21,249	$9,439	$4,971	$4,813

Target Asset Allocation
The Company’s target asset allocation is as follows:

Asset Class	Target (%)	Range (%)
Equity securities	70%	49% - 79%
Debt securities	30%	21% - 51%
Other	—%	—%
The fair values of investments as of December 31, 2017, by asset category, are as follows:

Asset Class	Level 1	Percentage
Equity securities	402,725	72%
Debt securities	130,953	27%
Other	753	—%

Expected Benefit Payments
The expected benefit payments over the next ten years are as follows:

	2018	2019	2020	2021	2022	2023-2027
Pension plan	$34,632	$31,118	$31,991	$35,919	$35,957	$188,777
OPEB	5,862	6,368	7,051	7,513	8,045	46,906